Derivative and Financial Instruments	12 Months Ended
Dec. 31, 2019
Derivative and Financial Instruments [Abstract]
Derivative and Financial Instruments
Note 14—Derivative and Financial Instruments

We

use futures, forwards, swaps and options

in various markets to meet our customer needs

and capture
market opportunities.

Our commodity business primarily consists

of natural gas, crude oil, bitumen, LNG

and
NGLs.

Our derivative instruments are held at fair value

on our consolidated balance sheet.

Where these balances have
the right of setoff, they are presented on a net basis.

Related cash flows are recorded as operating

activities on
our consolidated statement of cash flows.

On our consolidated income statement, realized and

unrealized gains
and losses are recognized either on a gross basis if directly related to our physical business or a net basis

if held
for trading.

Gains and losses related to contracts that

meet and are designated with the NPNS

exception are
recognized upon settlement.

We generally apply this exception to eligible crude contracts.

We do not use
hedge accounting for our commodity derivatives.
The following table presents the gross fair values

of our commodity derivatives, excluding

collateral, and the
line items where they appear on our consolidated balance

sheet:
Millions of Dollars
2019 2018
Assets
Prepaid expenses and other current assets $ 288 410
Other assets 34 40
Liabilities
Other accruals 283 370
Other liabilities and deferred credits 28 30
The gains (losses) from commodity derivatives incurred,

and the line items where they appear on our
consolidated income statement were:
Millions of Dollars
2019 2018 2017
Sales and other operating revenues $ 141 45 77
Other income 4 7 -
Purchased commodities (118) (41) (61)
The table below summarizes our material net exposures

resulting from outstanding commodity

derivative
contracts:
Open Position
Long/(Short)
2019 2018
Commodity
Natural gas and power (billions of cubic feet equivalent)
Fixed price (5) (17)
Basis (23) (1)
Foreign Currency Exchange Derivatives
We

have foreign currency exchange rate risk

resulting from international operations.

Our foreign currency
exchange derivative activity primarily relates to managing

our cash-related foreign currency exchange rate
exposures, such as firm commitments for capital programs

or local currency tax payments, dividends and cash
returns from net investments in foreign affiliates,

and investments in equity securities.

We do not elect hedge
accounting on our foreign currency exchange derivatives.
The following table presents the gross fair values of our

foreign currency exchange derivatives, excluding
collateral, and the line items where they appear on our

consolidated balance sheet:
Millions of Dollars
2019 2018
Assets
Prepaid expenses and other current assets $ 1 7
Liabilities
Other accruals 20 6
Other liabilities and deferred credits 8 -
The losses from foreign currency exchange derivatives

incurred and the line item where they

appear on our
consolidated income statement were:
Millions of Dollars
2019 2018 2017
Foreign currency transaction losses $ 16 1 13
We

had the following net notional position of

outstanding foreign currency exchange

derivatives:
In Millions
Notional Currency
2019 2018
Foreign Currency Exchange Derivatives
Sell U.S. dollar, buy British pound USD - 805
Sell British pound, buy other currencies* GBP - 21
Buy British pound, sell euro GBP 4 -
Sell Canadian dollar, buy U.S. dollar CAD 1,337 1,242
*Primarily euro and

Norwegian krone.
In December 2017, we entered into foreign exchange zero cost collars buying the right to sell $1.25 billion
CAD at $0.707 CAD and selling the right to buy $1.25 billion CAD at $0.842 CAD against the U.S. dollar.
The collar expired during the second quarter of 2019 and we entered into new foreign currency exchange forward contracts to sell $1.35 billion CAD at $0.748 CAD against the U.S. dollar.
Financial Instruments
We

invest in financial instruments with maturities

based on our cash forecasts for the various accounts

and
currency pools we manage.

The types of financial instruments in which we currently

invest include:

●

Time deposits: Interest bearing deposits placed with financial institutions.
●

Demand deposits:

Interest bearing deposits placed with financial institutions.

Deposited funds can be
withdrawn without notice.
●

Commercial paper: Unsecured promissory notes

issued by a corporation, commercial bank or
government agency purchased at a discount to mature

at par.

●

U.S. government or government agency obligations:

Securities issued by the U.S. government or U.S.
government agencies.
●

Corporate bonds:

Unsecured debt securities issued by corporations.
●

Asset-backed securities: Collateralized debt securities.

The following investments are carried on our

consolidated balance sheet at cost, plus accrued interest:
Carrying Amount
Cash and Cash Equivalents Short-Term Investments
2019 2018 2019 2018
Cash $ 759 876
Demand Deposits 1,483 - - -
Time Deposits
Remaining maturities from 1 to 90 days 2,030 3,509 1,395 -
Remaining maturities from 91 to 180 days - - 465 -
Commercial Paper
Remaining maturities from 1 to 90 days 413 229 1,069 248
U.S. Government Obligations
Remaining maturities from 1 to 90 days 394 1,301 - -
$ 5,079 5,915 2,929 248
The following table reflects our investments in debt

securities classified as available for sale

at December 31,
2019 which are carried at fair value:
Millions of Dollars
Carrying Amount
Cash and
Cash
Equivalents
Short-Term
Investments
Investments
and Long-
Term
Receivables
Corporate Bonds
Remaining maturities within one year $ 1 59 -
Remaining maturities greater than one year through five

years
- - 99
Commercial Paper
Remaining maturities within one year 8 30 -
U.S. Government Obligations
Remaining maturities within one year - 10 -
Remaining maturities greater than one year through five

years
- - 15
Asset-backed Securities
Remaining maturities greater than one year through five

years
- - 19
$ 9 99 133
The following table summarizes the amortized cost

basis and fair value of investments in debt securities
classified as available for sale at December 31, 2019:
Millions of Dollars
Amortized Cost
Basis Fair Value
Major Security Type
Corporate bonds $ 159 159
Commercial paper 38 38
U.S. government obligations 25 25
Asset-backed securities 19 19
$ 241 241
Gross unrealized gains and gross unrealized losses

included in other comprehensive income related

to
investments in debt securities classified as available for

sale as of December 31, 2019, were negligible.
There were no other-than-temporary impairments

recognized in earnings or in other comprehensive

income
during the year ended December 31, 2019.

Gross realized gains and gross realized losses included

in earnings from sales and redemptions

of investments
in debt securities classified as available for sale during the year ended December 31, 2019,

were negligible.

The cost of securities sold and redeemed is determined

using the specific identification method.
Credit Risk
Financial instruments potentially exposed to concentrations

of credit risk consist primarily of cash equivalents,
short-term investments, long-term investments in

debt securities, OTC derivative contracts

and trade
receivables.

Our cash equivalents and short-term investments

are placed in high-quality commercial paper,
government money market funds, government debt

securities,

time deposits with major international banks

and
financial institutions,

and high-quality corporate bonds.

Our long-term investments in debt securities are
placed in high-quality corporate bonds, U.S. government

obligations, and asset-backed securities.

The credit risk from our OTC derivative contracts,

such as forwards, swaps and options, derives

from the
counterparty to the transaction.

Individual counterparty exposure is

managed within predetermined credit
limits and includes the use of cash-call margins when appropriate,

thereby reducing the risk of significant
nonperformance.

We also use futures, swaps and option contracts that have a negligible credit risk because
these trades are cleared primarily

with an exchange clearinghouse and subject to mandatory

margin
requirements until settled; however, we are exposed to the

credit risk of those exchange brokers for receivables
arising from daily margin cash calls, as well as for cash

deposited to meet initial margin requirements.

Our trade receivables result primarily from our petroleum

operations and reflect a broad national and
international customer base, which limits our exposure

to concentrations of credit risk.

The majority of these
receivables have payment terms of 30 days or less, and

we continually monitor this exposure and the
creditworthiness of the counterparties.

We do not generally require collateral to limit the exposure to loss;
however, we will sometimes use letters of credit, prepayments and master netting arrangements to mitigate
credit risk with counterparties that both buy from

and sell to us, as these agreements permit

the amounts owed
by us or owed to others to be offset against amounts due

to us.

Certain of our derivative instruments contain provisions that require us to post collateral if the derivative exposure exceeds a threshold amount. We have contracts with fixed threshold amounts and other contracts with variable threshold amounts that are contingent on our credit rating. The variable threshold amounts typically decline for lower credit ratings, while both the variable and fixed threshold amounts typically revert to zero if we fall below investment grade. Cash is the primary collateral in all contracts; however, many also permit us to post letters of credit as collateral, such as transactions administered through the New York
Mercantile Exchange.

The aggregate fair value of all derivative instruments

with such credit risk-related contingent features that

were
in a liability position on December 31, 2019 and December

31, 2018, was $
79

million and $
62

million,
respectively.

For these instruments,
no

collateral was posted as of December 31, 2019 or
December 31, 2018
.

If our credit rating had been downgraded below

investment grade on December 31, 2019,

we would be
required to post $ 76

million of additional collateral, either

with cash or letters of credit.